SUMMARY OF RANGE OF EXERCISE PRICES AND WEIGHTED AVERAGE REMAINING CONTRACTUAL LIFE OF WARRANTS (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Outstanding and exercisable warrants, weighted average remaining contractual life	51 years 2 months 12 days	3 years 10 months 24 days
Warrant [Member]
Outstanding and exercisable warrants, number of warrants	1,125,000
Outstanding and exercisable warrants, weighted average remaining contractual life	4 years 3 months 18 days
Warrant [Member] | Range One [Member]
Outstanding and exercisable warrants, exercise price	$ 5.50
Outstanding and exercisable warrants, number of warrants	375,000
Outstanding and exercisable warrants, weighted average remaining contractual life	4 years 3 months 18 days
Warrant [Member] | Range Two [Member]
Outstanding and exercisable warrants, exercise price	$ 6.50
Outstanding and exercisable warrants, number of warrants	375,000
Outstanding and exercisable warrants, weighted average remaining contractual life	4 years 3 months 18 days
Warrant [Member] | Range Three [Member]
Outstanding and exercisable warrants, exercise price	$ 7.50
Outstanding and exercisable warrants, number of warrants	375,000
Outstanding and exercisable warrants, weighted average remaining contractual life	4 years 3 months 18 days